Trade accounts receivable - Breakdown of the balance by maturity and allowance for doubtful accounts and by currency and main customers (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade accounts receivable
Trade accounts receivable	BRL 1,193,157	BRL 634,987
Allowance for doubtful accounts	6,425	6,683
Impaired
Trade accounts receivable
Trade accounts receivable	6,425	6,683
Not past due | Up to two months
Trade accounts receivable
Trade accounts receivable	175,733	164,312
Not past due | Two to six months
Trade accounts receivable
Trade accounts receivable	829,605	344,737
Not past due | Six months to one year
Trade accounts receivable
Trade accounts receivable	40,383	809
Past due | Up to two months
Trade accounts receivable
Trade accounts receivable	145,029	110,870
Past due | Two to six months
Trade accounts receivable
Trade accounts receivable	2,039	14,259
Past due | Six months to one year
Trade accounts receivable
Trade accounts receivable	368
Past due | Not impaired
Trade accounts receivable
Trade accounts receivable	BRL 147,436	BRL 125,129